Cash Generated by Operations	12 Months Ended
Jun. 30, 2018
Statement of cash flows [abstract]
Cash Generated by Operations
CASH GENERATED BY OPERATIONS

	US dollar
Figures in million	2018	2017	2016

Reconciliation of profit/(loss) before taxation to cash generated by operations:

Profit/(loss) before taxation	(339)	(20)	109
Adjustments for:
Amortisation and depreciation	200	185	149
(Reversal of impairment)/impairment of assets	386	131	(3)
Share-based payments	28	29	23
Net decrease in provision for post-retirement benefits	—	(1)	(1)
Net increase/(decrease) in provision for environmental rehabilitation	(2)	(8)	(7)
Profit on sale of property, plant and equipment	—	(3)	—
Loss on scrapping of property, plant and equipment	—	10	4
(Profit)/loss from associates	(3)	1	—
Gain on bargain purchase	—	(60)	—
Interest received	(27)	(20)	(17)
Finance costs	26	17	19
Inventory adjustments	(16)	31	7
Foreign exchange translation difference	52	(16)	45
Non cash portion of gains on derivatives	43	(7)	(25)
Day one loss amortisation	3	6	—
Silicosis settlement provision	(5)	70	—
Other non-cash adjustments	(2)	(5)	1

Effect of changes in operating working capital items

Receivables	(8)	(30)	12
Inventories	(31)	2	5
Payables	29	8	1

Cash generated by operations	334	320	322

ADDITIONAL CASH FLOW INFORMATION
The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received.
At 30 June 2018, US$61.2 million (2017: US$163.4 million) (2016: US$177.9 million) of borrowing facilities had not been drawn down and is therefore available for future operation activities and future capital commitments. Refer to note 29.

a)	Acquisitions of investments/business
The conditions precedent for the acquisition of Moab Khotsong operations in 2018 and full ownership of Hidden Valley in 2017 were fulfilled and the transaction were completed in the respective years. Refer to note 14 for details on the acquired assets, including cash acquired and assumed liabilities.

b)	Principal non-cash transactions
Share-based payments (refer to note 34).